Stock Awards (Details) - The weighted average fair value of options granted	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
The weighted average fair value of options granted [Abstract]
Risk-free interest rate	0.71%	0.71% - 1.09%	0.71% - 1.14%	0.79% - 2.24%
Expected term	4 years 9 months	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	108.14%	65.02% - 98.80%	65.02% - 103.61%	42.44% - 66.83%
Dividend yield	0.00%	0.00%	0.00%	0.00%